SHARE CAPITAL - Disclosure of dividend declared (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
March 10, 2022 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Mar. 10, 2022
Record Date	Mar. 21, 2022
Dividend per Common Share	$ 0.0079
May 12, 2022 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	May 12, 2022
Record Date	May 25, 2022
Dividend per Common Share	$ 0.006
August 4, 2022 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Aug. 04, 2022
Record Date	Aug. 16, 2022
Dividend per Common Share	$ 0.0061
November 9, 2022 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Nov. 09, 2022
Record Date	Nov. 22, 2022
Dividend per Common Share	$ 0.0061
February 23, 2023 [Member]
Disclosure of classes of share capital [line items]
Declaration Date	Feb. 23, 2023
Record Date	Mar. 10, 2023
Dividend per Common Share	$ 0.0054